Earnings Per Share - Summary of Reconciliation of Adjusted Net Profit Attributable to Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
RELX PLC shareholders	£ 1,422	£ 1,648	£ 1,150
Adjustments (post-tax):
Amortisation of acquired intangible assets	322	356	364
Acquisition-related costs	71	43	38
Net financing charge on defined benefit pension schemes	7	11	10
Disposals and other non-operating items	19	1	2
Other deferred tax credits from intangible assets	(55)	(93)	(91)
Exceptional tax credit	(112)	(346)
Adjusted net profit attributable to RELX PLC shareholders	£ 1,674	£ 1,620	£ 1,473